Segment Information (Details Narrative) - Segment	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Segment Reporting [Abstract]
Number of reportable segments	1	1
Segment reporting, expense information used by CODM, description	The CODM reviews these expenses as part of the consolidated financial results.	The CODM reviews these expenses as part of the consolidated financial results. No other measures of segment profit or loss, or assets, are provided to the CODM.
Segment reporting, CODM, profit (loss) measure, how used, description	No other measures of segment profit or loss, or assets, are provided to the CODM.	No